Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Marketable securities	¥ 14,060	¥ 14,051
Derivatives	685	187
Total assets:	14,745	14,238
Liabilities:
Derivatives	223	44
Fair Value Measurements Using Inputs Considered as Level 1
Assets:
Marketable securities	13,649	14,051
Derivatives		22
Total assets:	13,649	14,073
Liabilities:
Derivatives	181	44
Fair Value Measurements Using Inputs Considered as Level 2
Assets:
Marketable securities	411
Derivatives	685	165
Total assets:	1,096	165
Liabilities:
Derivatives	¥ 42